6. Inventories (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories Details 1
Provisions for losses, beginning	R$ 47,271	R$ 33,992	R$ 46,325
Additions (reversals) to net realizable value adjustment	(6,713)	12,393	2,003
Reversals of obsolescence and other losses	(3,459)		(14,336)
Additions to obsolescence and other losses		886
Provisions for losses, ending	R$ 37,099	R$ 47,271	R$ 33,992